Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ (270,916)	$ 83,076	$ 235,886	$ 187,294	$ 21,117
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	122,849	107,945	218,933	199,383	186,412
Stock-based compensation	10,134	9,999	18,296	9,218	6,095
Change in fair value of catalyst lease obligation	1,484	4,633	(1,422)	(10,184)	(3,969)
Deferred income taxes	5,123	27,060	19,802	0	0
Non-cash change inventory repurchase obligations	(3,107)	26,172	29,453	63,389	(93,246)
Non-cash lower of cost or market inventory adjustment	167,134	(216,843)	(521,348)	427,226	690,110
Debt extinguishment costs	25,451	0
Pension and other post retirement benefits costs	21,121	15,355	37,987	26,982	22,600
Equity (income) loss in investee	(7,419)	0	(5,679)	0	0
Distributions from equity method investee	12,254	0
Loss (gain) on sale of assets	912	3,222	11,374	(1,004)	(895)
Changes in operating assets and liabilities:
Accounts receivable	6,121	(190,645)	(161,122)	97,636	45,378
Due to/from affiliates	(13,505)	(2,457)
Due to/from affiliates			9,721	12,104	8,407
Inventories	(178,738)	82,579	236,602	(271,892)	(394,031)
Prepaid expense and other current assets	(18,038)	(16,422)	(5,783)	(631)	23,686
Accounts payable	(144,819)	58,642	213,514	(25,015)	(67,111)
Accrued expenses	106,073	164,247	227,986	(37,737)	59,899
Deferred revenue	(7,408)	3,767	8,297	2,816	(6,539)
Other assets and liabilities	(40,525)	(12,522)	(20,878)	(27,182)	(2,225)
Net cash provided by operations	(205,819)	147,808	551,619	652,403	495,688
Cash flows from investing activities:
Expenditures for property, plant and equipment	(179,575)	(110,035)	(282,430)	(352,365)	(470,460)
Expenditures for deferred turnaround costs	(214,375)	(106,649)	(198,664)	(53,576)	(137,688)
Expenditures for other assets	(23,747)	(21,325)	(42,506)	(8,236)	(17,255)
Chalmette Acquisition working capital settlement	0	(2,659)
Proceeds from sale of assets	0	6,860	24,692	168,270	202,654
Net cash used in investing activities	(417,697)	(233,808)	(1,473,499)	(811,211)	(422,749)
Cash flows from financing activities:
Contributions from PBF LLC	97,000	0	450,300		328,664
Contributions from PBF LLC			450,300	345,000	328,664
Distributions to members	(5,252)	(61,667)	(139,434)	(350,658)	(361,352)
Repayments of affiliate notes payable	0	(517)	(53,524)	0	0
Proceeds from affiliate notes payable	0	635	43,396	347,783	90,631
Proceeds from revolver borrowings	290,000	550,000	550,000	170,000	395,000
Repayments of revolver borrowings	(290,000)	0	(200,000)	(170,000)	(410,000)
Proceeds from Rail Facility revolver borrowings			0	102,075	83,095
Repayments of Rail Facility revolver borrowings			(67,491)	(71,938)	(45,825)
Proceeds from 2023 Senior Secured Notes			0	500,000	0
Additional catalyst lease			15,589	0	0
Payment of contingent consideration related to acquisition of Toledo refinery		(6,970)
Deferred financing costs and other	(12,414)	0	0	(17,108)	(11,719)
Net cash provided by financing activities	110,830	481,481	633,836	855,154	68,494
Net (decrease) increase in cash and cash equivalents	(512,686)	395,481	(288,044)	696,346	141,433
Cash and equivalents, beginning of period	626,705	914,749	914,749	218,403	76,970
Cash and equivalents, end of period	114,019	1,310,230	626,705	914,749	218,403
Non-cash activities:
Conversion of affiliate notes payable to capital contribution	86,298		379,947	0	0
Conversion of Delaware Economic Development Authority loan to grant			4,000	4,000	4,000
Distribution of assets to PBF Energy Company LLC	25,547	0
Accrued construction in progress and unpaid fixed assets	127,805	8,149	34,055	7,974	33,296
Distribution of assets to PBF Energy Company LLC			172,743	19,233	126,280
Cash paid during the year for:
Interest (including capitalized interest of $8,333, $3,529 and $7,487 in 2016, 2015 and 2014, respectively)			116,880	83,371	96,346
Income taxes			2,449	0	0
2025 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes	725,000
Proceeds from 2025 7.25% Senior Notes	725,000	0
2020 Senior Secured Notes [Member]
Cash flows from financing activities:
Repayments of Long-term Debt	(690,209)	0
Rail Term Loan [Member]
Cash flows from financing activities:
Proceeds from 2025 7.25% Senior Notes			35,000	0	0
Repayments of Long-term Debt	(3,295)	0
Rail Facility [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings					83,095
Repayments of revolver borrowings	$ 0	$ (6,970)			(45,825)
Torrance Refinery [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired			(971,932)	0	0
Chalmette Refinery [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired			$ (2,659)	$ (565,304)	$ 0